Cost of services, selling and administrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Analysis of income and expense [abstract]
Salaries and other member costs	$ 7,264,839	$ 7,158,588
Professional fees and other contracted labour	1,355,065	1,439,915
Hardware, software and data center related costs	800,496	873,158
Property costs	259,306	363,812
Included in costs of services, selling and administrative (Note 23)	556,061	388,087
Other operating expenses	66,301	60,447
Costs of services, selling and administrative	10,302,068	10,284,007
Research and development expense	$ 160,335	$ 171,389